Fair Value Measurements - Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values (Detail) - USD ($)	Dec. 31, 2015	Oct. 19, 2015	Dec. 31, 2014	Nov. 16, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Face Value	$ 2,155,000,000		$ 1,855,000,000
Long-term Debt, Estimated Fair Value	1,932,990,000		1,673,888,000
6.375% Senior Secured Notes Due 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Face Value	925,000,000		925,000,000
Long-term Debt, Estimated Fair Value	$ 879,906,000		$ 881,063,000
Long-term Debt, Stated Interest Rate	6.375%		6.375%	6.375%
8.75% Senior Notes Due 2020 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Face Value	$ 930,000,000		$ 930,000,000
Long-term Debt, Estimated Fair Value	$ 756,788,000		$ 792,825,000
Long-term Debt, Stated Interest Rate	8.75%		8.75%	8.75%
8.875% Senior Secured Notes Due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Face Value	$ 300,000,000
Long-term Debt, Estimated Fair Value	$ 296,296,000
Long-term Debt, Stated Interest Rate	8.875%	8.875%